Share-based compensation (Details 2) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding, December 31, 2019	1,319,494
Granted	27,000
Forfeited	(472,799)
Outstanding, December 31, 2020	873,695
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted average grant-date fair value, options outstanding	$ 122.07	$ 84.42
Weighted average grant-date fair value, options granted	15.12
Weighted average grant-date fair value, options forfeited	$ 10.87